Summary of Significant Accounting Policies - Cash and Cash Equivalents (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents
Unrealized gains and losses on money market funds	$ 0	$ 0	$ 0